Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Share Capital	Issued shares

	2023	2022
	Number of shares	Number of shares
Ordinary shares	52,290,212	33,816,459
	52,290,212	33,816,459